Earnings Per Share (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The weighted average number of shares for the purpose of diluted earnings per share can be reconciled to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2026	2025
Net loss for the period	53,316,618	6,033,416
Weighted average number of shares used in basic earnings per share	1,793,797,820	314,858,547
Weighted average number of shares used in diluted earnings per share	1,793,797,820	314,858,547

Profit / (loss) per share – basic and diluted (A$)	(0.03)	(0.02)

The weighted average number of shares for the purpose of diluted earnings per share can be reconciled to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2025	2024
Net Loss (A$)	(6,033,416)	(16,988,681)
Weighted average number of shares used in basic earnings per share share (#)	314,858,547	168,938,126
Weighted average number of shares used in diluted earnings per share share (#)	314,858,547	168,938,126
Profit / (Loss) per share – basic and diluted (dollars)	(0.02)	(0.10)